Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Assets
Current Assets	$ 4,310,000,000								$ 4,589,000,000								$ 4,310,000,000	$ 4,589,000,000
Property, Plant and Equipment, Net	40,997,000,000								38,763,000,000								40,997,000,000	38,763,000,000
Other Noncurrent Assets	11,107,000,000								11,015,000,000								11,107,000,000	11,015,000,000
Total Assets	56,414,000,000								54,367,000,000								56,414,000,000	54,367,000,000
Liabilities and Equity
Long-term Debt	18,377,000,000								17,757,000,000								18,377,000,000	17,757,000,000
Other Current Liabilities	965,000,000								968,000,000								965,000,000	968,000,000
Other Liabilities, Noncurrent	967,000,000								940,000,000								967,000,000	940,000,000
Equity	16,086,000,000								15,237,000,000								16,086,000,000	15,237,000,000	14,665,000,000		13,622,000,000
Total Liabilities and Equity	56,414,000,000								54,367,000,000								56,414,000,000	54,367,000,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Cash Flow Hedges, Net of Tax	(23,000,000)								(38,000,000)								(23,000,000)	(38,000,000)
Total	(115,000,000)								(337,000,000)								(115,000,000)	(337,000,000)
Amounts Attributable to AEP Common Shareholders
Income Before Extraordinary Item																	1,480,000,000	1,259,000,000	1,568,000,000
Extraordinary Item, Net of Tax																	0	0	373,000,000
Earnings Attributable To AEP Common Shareholders	346,000,000	[1],[2]	433,000,000	[3]	338,000,000	[4],[5]	363,000,000		21,000,000	[6],[7]	487,000,000		362,000,000		389,000,000		1,480,000,000	1,259,000,000	1,941,000,000
Weighted Average Number of Basic AEP Common Shares Outstanding																	486,619,555	484,682,469	482,169,282
Total Basic Earnings Per Share Attributable to AEP Common Shareholders	$ 0.71	[8]	$ 0.89	[8]	$ 0.69	[8]	$ 0.75	[8]	$ 0.05	[8]	$ 1.00	[8]	$ 0.75	[8]	$ 0.80	[8]	$ 3.04	$ 2.60	$ 4.02
Weighted Average Dilutive Effect of:
Weighted Average Number of Diluted AEP Common Shares Outstanding																	487,040,956	485,084,694	482,460,328
Total Diluted Earnings Per Share Attributable to AEP Common Shareholders	$ 0.71	[8]	$ 0.89	[8]	$ 0.69	[8]	$ 0.75	[8]	$ 0.05	[8]	$ 1.00	[8]	$ 0.75	[8]	$ 0.80	[8]	$ 3.04	$ 2.60	$ 4.02
Net Increase (Decrease) in Depreciation Expense
Increase in Depreciation of Ohio Generation Assets as a Result of Revised Depreciation Rates	52,000,000																52,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																			66,000,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	882,000,000	931,000,000	900,000,000
Net Cash Paid (Received) for Income Taxes																	(55,000,000)	(82,000,000)	(118,000,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	182,000,000	63,000,000	54,000,000
Noncash Assumption of Liabilities Related to Acquisitions																	0	56,000,000	0
Construction Expenditures Included in Current Liabilities as of December 31,																	492,000,000	439,000,000	380,000,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	0								35,000,000								0	35,000,000	1,000,000
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage																	4,000,000	30,000,000	0
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	3,207,000,000	2,856,000,000	1,328,000,000
Repayments Of Long Term Debt																	2,598,000,000	1,643,000,000	1,665,000,000
Antidilutive Shares Outstanding																	0	0	0
Aggregate Power Participation Ratio	43.47%																43.47%
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC																			66,000,000
Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC	43.47%																43.47%
AEP's Investment in OVEC	4,408,000																4,408,000
Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Appalachian Power Co [Member]
Assets
Current Assets	803,040,000								812,884,000								803,040,000	812,884,000
Property, Plant and Equipment, Net	8,969,210,000								8,109,642,000								8,969,210,000	8,109,642,000
Other Noncurrent Assets	1,538,398,000								1,585,142,000								1,538,398,000	1,585,142,000
Total Assets	11,310,648,000								10,507,668,000								11,310,648,000	10,507,668,000
Liabilities and Equity
Long-term Debt	4,194,357,000								3,702,442,000								4,194,357,000	3,702,442,000
Other Current Liabilities	97,566,000								110,657,000								97,566,000	110,657,000
Other Liabilities, Noncurrent	187,672,000								154,544,000								187,672,000	154,544,000
Equity	3,229,432,000								3,052,562,000								3,229,432,000	3,052,562,000	2,936,414,000		2,821,679,000
Total Liabilities and Equity	11,310,648,000								10,507,668,000								11,310,648,000	10,507,668,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	2,951,000								(29,898,000)								2,951,000	(29,898,000)
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	193,211,000	257,503,000	161,013,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	347,484,000	318,199,000	359,802,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	184,584,000	200,383,000	198,465,000
Net Cash Paid (Received) for Income Taxes																	(27,759,000)	31,418,000	(66,520,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	4,351,000	3,366,000	2,692,000
Government Grants Included in Accounts Receivable as of December 31,																	0	0	1,048,000
Construction Expenditures Included in Current Liabilities as of December 31,																	50,829,000	62,177,000	65,308,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	444,437,000	339,374,000	739,393,000
Repayments Of Long Term Debt																	345,029,000	364,875,000	579,672,000
Aggregate Power Participation Ratio	43.47%																43.47%
Appalachian Power Co [Member] | Other Long Term Debt [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	300,000,000
Appalachian Power Co [Member] | Notes Payable Affiliated [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	86,000,000
Appalachian Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Appalachian Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Appalachian Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Indiana Michigan Power Co [Member]
Assets
Current Assets	586,494,000								722,247,000								586,494,000	722,247,000
Property, Plant and Equipment, Net	5,056,364,000								4,728,568,000								5,056,364,000	4,728,568,000
Other Noncurrent Assets	2,610,876,000								2,380,724,000								2,610,876,000	2,380,724,000
Total Assets	8,253,734,000								7,831,539,000								8,253,734,000	7,831,539,000
Liabilities and Equity
Long-term Debt	2,039,016,000								2,057,666,000								2,039,016,000	2,057,666,000
Other Current Liabilities	139,088,000								116,250,000								139,088,000	116,250,000
Other Liabilities, Noncurrent	174,040,000								203,857,000								174,040,000	203,857,000
Equity	1,922,153,000								1,803,775,000								1,922,153,000	1,803,775,000	1,760,980,000		1,694,349,000
Total Liabilities and Equity	8,253,734,000								7,831,539,000								8,253,734,000	7,831,539,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(15,509,000)								(28,883,000)								(15,509,000)	(28,883,000)
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	177,504,000	118,457,000	149,048,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	219,399,000	268,408,000	320,184,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	122,287,000	117,052,000	109,053,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	90,079,000	98,130,000	95,124,000
Net Cash Paid (Received) for Income Taxes																	(31,271,000)	(21,196,000)	(96,452,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	114,077,000	6,243,000	3,454,000
Construction Expenditures Included in Current Liabilities as of December 31,																	85,423,000	112,622,000	42,992,000
Acquisition of Nuclear Fuel Included in Current Liabilities as of December 31,	35,000								35,493,000								35,000	35,493,000	715,000
Noncash Increase in Long-term Debt Through the Fort Wayne Lease Settlement																	0	0	26,802,000
Expected Reimbursement for Spent Nuclear Fuel Dry Cask Storage																	4,352,000	30,332,000	0
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	348,874,000	217,900,000	185,972,000
Repayments Of Long Term Debt																	370,338,000	220,212,000	160,645,000
Aggregate Power Participation Ratio	43.47%																43.47%
Indiana Michigan Power Co [Member] | Pension Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	15,513,000								66,932,000								15,513,000	66,932,000
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Indiana Michigan Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member]
Liabilities and Equity
Other Liabilities, Noncurrent	(127,000)								24,135,000								(127,000)	24,135,000
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Indiana Michigan Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Ohio Power Co [Member]
Assets
Current Assets	807,113,000								1,103,705,000								807,113,000	1,103,705,000
Property, Plant and Equipment, Net	4,465,780,000								10,092,624,000								4,465,780,000	10,092,624,000
Other Noncurrent Assets	1,888,665,000								1,789,280,000								1,888,665,000	1,789,280,000
Total Assets	7,161,558,000								12,985,609,000								7,161,558,000	12,985,609,000
Liabilities and Equity
Long-term Debt	2,735,175,000								3,860,440,000								2,735,175,000	3,860,440,000
Other Current Liabilities	144,334,000								263,638,000								144,334,000	263,638,000
Other Liabilities, Noncurrent	22,936,000								349,850,000								22,936,000	349,850,000
Equity	1,625,265,000								4,525,709,000								1,625,265,000	4,525,709,000	4,450,178,000		4,654,639,000
Total Liabilities and Equity	7,161,558,000								12,985,609,000								7,161,558,000	12,985,609,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	7,079,000								(165,725,000)								7,079,000	(165,725,000)
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	409,980,000	343,534,000	463,734,000
Net Increase (Decrease) in Depreciation Expense
Increase in Depreciation of Ohio Generation Assets as a Result of Revised Depreciation Rates	52,000,000																52,000,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	1,166,854,000	847,294,000	977,999,000
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	18,140,000	39,401,000	27,903,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	195,677,000	212,753,000	226,711,000
Net Cash Paid (Received) for Income Taxes																	93,324,000	69,771,000	81,740,000
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	7,655,000	8,602,000	5,766,000
Government Grants Included in Accounts Receivable as of December 31,																	300,000	660,000	1,383,000
Construction Expenditures Included in Current Liabilities as of December 31,																	92,324,000	84,321,000	61,428,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	1,378,326,000	0	49,748,000
Notes Receivable - Affiliated	118,245,000								0								118,245,000	0
Repayments Of Long Term Debt																	1,196,032,000	194,500,000	165,000,000
Aggregate Power Participation Ratio	43.47%																43.47%
Ohio Power Co [Member] | Distribution Of Generating Units [Member]
Assets
Current Assets	777,677,000																777,677,000
Property, Plant and Equipment, Net	5,685,415,000																5,685,415,000
Other Noncurrent Assets	259,801,000																259,801,000
Total Assets	6,722,893,000																6,722,893,000
Liabilities and Equity
Long-term Debt	1,411,825,000																1,411,825,000
Other Current Liabilities	633,505,000																633,505,000
Other Liabilities, Noncurrent	1,672,189,000																1,672,189,000
Equity	3,005,374,000																3,005,374,000
Total Liabilities and Equity	6,722,893,000																6,722,893,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Term Credit Facility	1,000,000,000																1,000,000,000
Notes Receivable - Affiliated	297,000,000																297,000,000
Ohio Power Co [Member] | Other Long Term Debt [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	400,000,000
Ohio Power Co [Member] | Pollution Control Bonds [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	115,000,000
Repayments Of Long Term Debt																	50,000,000
Ohio Power Co [Member] | Notes Payable Affiliated [Member] | Distribution Of Generating Units [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Repayments Of Long Term Debt																	200,000,000
Ohio Power Co [Member] | Ohio Valley Electric Corporation [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
AEP's Ownership in OVEC	4.30%																4.30%
AEP's Investment in OVEC	430,000																430,000
Ohio Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Ohio Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Ohio Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Ohio Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Public Service Co of Oklahoma [Member]
Assets
Current Assets	174,178,000								174,472,000								174,178,000	174,472,000
Property, Plant and Equipment, Net	3,165,959,000								2,939,782,000								3,165,959,000	2,939,782,000
Other Noncurrent Assets	186,557,000								210,919,000								186,557,000	210,919,000
Total Assets	3,526,694,000								3,325,173,000								3,526,694,000	3,325,173,000
Liabilities and Equity
Long-term Debt	999,810,000								949,871,000								999,810,000	949,871,000
Other Current Liabilities	58,992,000								50,684,000								58,992,000	50,684,000
Other Liabilities, Noncurrent	37,066,000								63,667,000								37,066,000	63,667,000
Equity	942,101,000								916,278,000								942,101,000	916,278,000	892,805,000		842,472,000
Total Liabilities and Equity	3,526,694,000								3,325,173,000								3,526,694,000	3,325,173,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	5,758,000								6,481,000								5,758,000	6,481,000
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	97,796,000	114,141,000	124,194,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	14,246,000	22,603,000	14,192,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	51,387,000	52,403,000	37,573,000
Net Cash Paid (Received) for Income Taxes																	8,671,000	27,229,000	(16,043,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	5,795,000	1,542,000	1,078,000
Construction Expenditures Included in Current Liabilities as of December 31,																	63,648,000	27,118,000	28,427,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	49,709,000	2,395,000	248,909,000
Repayments Of Long Term Debt																	402,000	229,000	275,000,000
Public Service Co of Oklahoma [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Public Service Co of Oklahoma [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Public Service Co of Oklahoma [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Public Service Co of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Public Service Co of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Public Service Co of Oklahoma [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Southwestern Electric Power Co [Member]
Assets
Current Assets	566,052,000								595,151,000								566,052,000	595,151,000
Property, Plant and Equipment, Net	5,532,935,000								5,266,792,000								5,532,935,000	5,266,792,000
Other Noncurrent Assets	462,795,000								479,710,000								462,795,000	479,710,000
Total Assets	6,561,782,000								6,341,653,000								6,561,782,000	6,341,653,000
Liabilities and Equity
Long-term Debt	2,043,332,000								2,046,228,000								2,043,332,000	2,046,228,000
Other Current Liabilities	79,622,000								64,997,000								79,622,000	64,997,000
Other Liabilities, Noncurrent	46,178,000								53,946,000								46,178,000	53,946,000
Equity	2,055,917,000								2,021,473,000								2,055,917,000	2,021,473,000	1,813,757,000		1,667,349,000
Total Liabilities and Equity	6,561,782,000								6,341,653,000								6,561,782,000	6,341,653,000
Accumulated Other Comprehensive Income (Loss) (AOCI)
Total	(8,444,000)								(17,860,000)								(8,444,000)	(17,860,000)
Amounts Attributable to AEP Common Shareholders
Earnings Attributable To AEP Common Shareholders																	149,811,000	198,891,000	160,706,000
AEP Consolidated Revenues - Utility Operations:
Ohio Valley Electric Corporation (43.47% Owned)																	51,812,000	37,441,000	57,615,000
Cash Paid (Received) for:
Cash Paid for Interest, Net of Capitalized Amounts																	120,427,000	68,918,000	71,713,000
Net Cash Paid (Received) for Income Taxes																	(35,363,000)	(191,638,000)	(336,000)
Noncash Investing and Financing Activities:
Noncash Acquisitions Under Capital Leases																	9,376,000	20,547,000	13,334,000
Construction Expenditures Included in Current Liabilities as of December 31,																	63,169,000	55,767,000	109,600,000
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Issuance of Long-term Debt																	0	336,418,000	0
Repayments Of Long Term Debt																	3,250,000	21,625,000	41,135,000
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	30.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	55.00%
Southwestern Electric Power Co [Member] | Pension Plans [Member] | Other Investments [Member]
Target Asset Allocations
Target Asset Allocation																	15.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Equity [Member]
Target Asset Allocations
Target Asset Allocation																	66.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Fixed Income [Member]
Target Asset Allocations
Target Asset Allocation																	33.00%
Southwestern Electric Power Co [Member] | Other Postretirement Benefit Plans [Member] | Cash [Member]
Target Asset Allocations
Target Asset Allocation																	1.00%
Ohio Valley Electric Corporation [Member]
AEP Consolidated Revenues - Other Revenues:
Ohio Valley Electric Corporation - Barging and Other Transportation Services (43.47% Owned)																	21,000,000	30,000,000	37,000,000
AEP Consolidated Expenses - Purchased Electricity for Resale:
Ohio Valley Electric Corporation (43.47% Owned)																	289,000,000	273,000,000	383,000,000	[9]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Approximate OVEC Generating Capacity (In MWs)	2,200																2,200
Number of OVEC Generating Plants	2																2
Number of Plants Operating with Environmental Controls	2																2
Supplemental Agreement During the Period Between Parties to Interconnection Agreement and OVEC																	289,000,000	273,000,000	383,000,000	[9]
Ohio Valley Electric Corporation [Member] | Environmental Project [Member]
Organization and Summary of Significant Accounting Policies (Textuals) [Abstract]
Capital Expenditures Authorized	$ 1,400,000,000																$ 1,400,000,000
Employee Stock Option [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	0	0	100,000
Dilutive Securities, Effect on Basic Earnings Per Share																	$ 0	$ 0	$ 0
Restricted Stock Units [Member]
Weighted Average Dilutive Effect of:
Weighted Average Dilutive Effect of Shares																	400,000	400,000	200,000
Dilutive Securities, Effect on Basic Earnings Per Share																	$ 0	$ 0	$ 0

[1]	Includes a regulatory disallowance for Amos Plant, Unit 3 (see Note 7).
[2]	Includes the reversal of regulatory disallowance for the Turk Plant (see Note 4).
[3]	Includes regulatory disallowances for the Turk Plant (see Note 4) and for Big Sandy Plant, Unit 2 (see Note 7).
[4]	Includes an impairment for Muskingum River Plant, Unit 5 (see Note 7).
[5]	Includes U.K. Windfall Tax benefit (see Note 12).
[6]	Includes impairments for certain Ohio generation plants (see Note 7).
[7]	See Note 18 for discussion of cost reduction programs in 2012.
[8]	Quarterly Earnings per Share amounts are intended to be stand-alone calculations and are not always additive to full-year amount due to rounding.
[9]	The parties to the Interconnection Agreement purchased power from OVEC to serve retail sales in 2011. The total amount reported in 2011 includes $66 million related to this agreement.